Debt - Schedule of Debt and Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Apr. 10, 2019	Dec. 31, 2018	Jul. 02, 2018
Debt Instrument [Line Items]
Total debt principal	$ 6,759		$ 7,086
Less: debt discount and fees	(136)		(172)
Carrying value	6,623		6,914
Debt due within one year	343		33
Long-term debt	6,280		6,881
Secured credit facilities | Secured Debt
Debt Instrument [Line Items]
Total debt principal	5,662		5,662
Senior Secured Notes | Secured Debt
Debt Instrument [Line Items]
Total debt principal	476	$ 476	769
Carrying value				$ 866
Debt contained within VIEs | Secured Debt
Debt Instrument [Line Items]
Total debt principal	$ 621		$ 655